CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	20,294,631	11,424,631	8,449,846
Common stock, shares outstanding	20,294,631	11,424,631	8,449,846
Common stock issuable, shares	0	8,870,000	0